Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Aggregate deductible temporary differences for which no deferred income tax assets recognized	$ 66,431.3	$ 55,521.0
Aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities	$ 177,552.8	$ 152,827.4
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Percentage of corporate income tax rate	20.00%	20.00%	20.00%